Restatement of Consolidated Financial Statements (Details) - Schedule of consolidated statements of cash flows $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
As previously reported [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 29,245
Adjustments to reconcile net income to net cash provided by operating activities:
Change in fair value of warrant liability
Net cash provided by operating activities	8,741
Restatement Impacts [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	19,714
Adjustments to reconcile net income to net cash provided by operating activities:
Change in fair value of warrant liability	(19,714)
As Restated [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	48,959
Adjustments to reconcile net income to net cash provided by operating activities:
Change in fair value of warrant liability	(19,714)
Net cash provided by operating activities	$ 8,741